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FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         /   /       (a)

          or fiscal year ending:   12/31/2014    (b)


Is this a transition report?  (Y/N)  N


Is this an amendment to a previous filing? (Y/N)   N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A.     Registrant Name: Sentry Variable Account II

   B.     File Number: 811-03875

   C.     Telephone Number: 715-346-6000


2.A.     Street: 1800 North Point Drive

   B.    City: Stevens Point    C. State: WI   D. Zip Code: 54481    Zip Ext.:

   E.     Foreign Country:                         Foreign Postal Code:


3.     Is this the first filing on this form by Registrant? (Y/N)        N


4.     Is this the last filing on this form by Registrant? (Y/N)    N

5.     Is Registrant a small business investment company (SBIC)? (Y/N)  N

     [If answer is "Y" (Yes) complete only items 89 through 110.]


6.     Is Registrant a unit investment trust (UIT)? (Y/N)   Y

     [If answer is "Y" (Yes) complete only items 111 through 132.]


7.A.     Is Registrant a series or multiple portfolio company? (Y/N)   N

     [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/2014                         If filing more than one

File number 811-  03875                              Page 47, "X" box:


UNIT INVESTMENT TRUSTS


111.A.[/] Depositor Name:
       B.[/] File Number (If any)

       C.[/] City:               State:            Zip Code:          Zip Ext.

       [/] Foreign Country:                       Foreign Postal Code:

111.A.[/] Depositor Name:

       B.[/] File Number (If any)
      C.[/] City:               State:             Zip Code:          Zip Ext.

       [/] Foreign Country:                    Foreign Postal Code:


112.A.[/] Sponsor Name:

       B.[/] File Number (If any)

       C.[/] City:               State:            Zip Code:          Zip Ext.

       [/] Foreign Country:                    Foreign Postal Code:

112.A.[/] Sponsor Name:

       B.[/] File Number (If any)

       C.[/] City:                State:          Zip Code:           Zip Ext.

       [/] Foreign Country:                    Foreign Postal Code:


For period ending  12/31/2014                          If filing more than one

File number 811-  03875                              Page 48, "X" box:



113.A.[/] Trustee Name:
       B.[/] City:               State:        Zip Code:               Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:

113.A.[/] Trustee Name:

       B.[/] City:             State:         Zip Code:               Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:


114.A.[/] Principal Underwriter Name:

       B.[/] File Number 8-

       B.[/] City:               State:           Zip Code:           Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:

114.A.[/] Principal Underwriter Name:

       B.[/] File Number 8-

       B.[/] City:               State:           Zip Code:           Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:


115.A.[ ] Independent Public Accountant Name:    KPMG LLP

    B.[ ] City:   Milwaukee    State:  Wisconsin    Zip Code:  53202
    Zip Ext. 5337

115.A.[/] Independent Public Accountant Name:

       B.[/] City:               State:           Zip Code:           Zip Ext.

       [/] Foreign Country:                         Foreign Postal Code:


For period ending  12/31/2014                        If filing more than one

File number 811-  03875                              Page 49, "X" box:


116. Family of investment companies information:

     A     [/] Is Registrant part of a family of investment companies?   (Y/N)

     B     [/] Identify the family in 10 letters: ____ ____ __ ____ ____ ____

          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.A     [/] Is Registrant a separate account of an insurance company?(Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B     [/] Variable annuity contracts?     (Y/N)

       C     [/] Scheduled premium variable life contracts?     (Y/N)

       D     [/] Flexible premium variable life contracts?     (Y/N)

       E     [/] Other types of insurance products registered under the
       Securities Act of 1933?     (Y/N)


118.     [/] State the number of series existing at the end of the period
that had securities registered under the      Securities Act of 1933:


119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:


120.     [/] State the total value of the portfolio securities on the date of
deposit for the new series included in item      119 ($000's omitted):  $


121. [/] State the number of series for which a current prospectus was in existence at end of the period:


122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:


For period ending  12/31/2014                         If filing more than one

File number 811-  03875                              Page 50, "X" box:


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted):
     $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
(the value of these units is to be measured on the date they were placed
in the      subsequent series) ($000's omitted)  $

125.     [/] State the total dollar amount of sales loads collected
(before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
series      of Registrant ($000's      omitted)  $

126.      Of the amount shown in item 125, state the total dollar
amount of sales loads collected from secondary      market operations
in Registrant's units (include the sales loads, if any, collected on
units of a prior series      placed in the portfolio of a subsequent series)
($000's omitted)  $0

127.      List opposite the appropriate description below the number of
series whose portfolios are invested      primarily (based upon a percentage
of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each
such group of series and the      total income distributions made by each
such group of series during the current period (excluding      distributions
of realized gains, if any):


                         Number of     Total Assets           Total Income
                          Series          ($000's                Distribution
                         Investing          omitted)          ($000's omitted)

A. U.S. Treasury direct issue

B. U.S. Government Agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or debt of
    brokers' or dealers' parent

F. All other corporate intermed. & long-term debt

G. All other corporate short-term debt

H. Equity securities of brokers or
    dealers or parents of brokers or dealers

I. Investment company equity securities

J. All other equity securities          1          $30,734          0

K. Other securities

L. Total assets of all series of registrant               $30,734

For period ending  12/31/2014                          If filing more than one

File number 811-  03875                              Page 51, "X" box:


128.     [/] Is the timely payment of principal and interest on any of the
portfolio securities held by any of      Registrant's series at the end
of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

     [If answer is "N" (No), go to item 131.]


129.     [/] Is the issuer of any instrument covered in item 128 delinquent
or in default as to payment of      principal or interest at the end of
the current period? (Y/N)

     [If answer is "N" (No), go to item 131.]


130.     [/] In computations of NAV or offering price per unit, is any
part of the value attributed to instruments      identified in item 129
derived from insurance or guarantees? (Y/N)


131.     [/] Total expenses incurred by all series of Registrant during
the current reporting period ($000's      omitted):  $ 370


132.     [/] List the "811" (Investment Company Act of 1940) registration
number for all Series of Registrant   that are being included in this filing:


811-     811-              811-               811-               811-

811-     811-              811-               811-               811-

811-     811-              811-               811-               811-

811-     811-              811-               811-               811-

811-     811-              811-               811-               811-

811-     811-              811-               811-               811-

811-     811-              811-               811-               811-

811-     811-              811-               811-               811-

811-     811-              811-               811-               811-




This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin this
27th day of February, 2015.


                         SENTRY VARIABLE ACCOUNT II (Registrant)
                         SENTRY LIFE INSURANCE COMPANY (Depositor)



                         s/Kenneth J. Erler
                         Kenneth J. Erler, Secretary


WITNESS:


s/Wendy Whitrock
Wendy Whitrock

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